UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment   [x]; Amendment number: 7

This Amendment (Check only one):  [  ] is a restatement.
[ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     2325 Crestmoor Road, Suite 202
             P.O. Box 158947
             Nashville, Tennessee 37215

13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    July 25, 2001

Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY;

NUMBER OF OTHER INCLUDED MANAGERS:      NONE

FORM 13F INFORMATION TABLE ENTRY TOTAL:  56

FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $110,050

LIST OF OTHER INCLUDED MANAGERS:

NONE



                                                             VALUE    SHARES/SH/  INVSTMTOTHER       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS  CUSIP    (x$1000) PRN AMTPRN  DSCRETNMNGERS SOLE SHAREDNONE
-------------------------           ------------    -------  -------- -----------------  ----- ------------------

Allegheny Tech                      COM             017415100      827  45716SH   SOLE   None   17700       28016
Am Retirement Corp                  COM             028913101     1727 479669SH   SOLE   None  179600      300069
Am Retiremnt 5.75% Due 10/1/2002    CONV DEB        028913AA9      9681345000PRN  SOLE   None  520000      825000
Anadarko Petrol                     COM             032511107      404   7500SH   SOLE   None    2900        4600
Bancorp South                       COM             059692103      309  18168SH   SOLE   None    7100       11068
Belo Corp Cl A                      COM             080555105     3672 194916SH   SOLE   None   73900      121016
Berkshire Hath Cl B                 COM             084670207    15810   6874SH   SOLE   None    2600        4274
Berry Petroleum 'A'                 COM             085789105     4429 305470SH   SOLE   None  119600      185870
Calif Coastl Comm                   COM             129915104      175  37567SH   SOLE   None   14200       23367
Chieftain Intl Cv Pfd               PFD CONV $1.8125402033302     1573  43862SH   SOLE   None   17000       26862
Chieftain Int'l Inc                 COM             16867C101     1357  47200SH   SOLE   None   18100       29100
Coca-Cola Co                        COM             191216100      495  11000SH   SOLE   None    4300        6700
Correc Crp of Am                    COM             22025Y100     2111 132353SH   SOLE   None  516100      844512
Crawford & Co 'A'                   COM             224633206      178  14249SH   SOLE   None    5500        8749
Crawford & Co 'B'                   COM             224633107      620  34430SH   SOLE   None   13500       20930
Devon Energy                        COM             25179M103      452   8600SH   SOLE   None    3300        5300
Disney (Walt) Co                    COM             254687106     1107  38310SH   SOLE   None   14800       23510
Dynegy Inc                          COM             26816L102      400   8800SH   SOLE   None    3400        5400
Fed Home Loan Mtg                   COM             313400301     1735  25500SH   SOLE   None   10000       15500
General Electric                    COM             369604103      658  13500SH   SOLE   None    5100        8400
Gillette Co                         COM             375766102      754  26000SH   SOLE   None    9900       16100
GTECH Holdings                      COM             400518106    10404 293000SH   SOLE   None  114700      178300
Hancock Fabrics                     COM             409900107      325  36300SH   SOLE   None   13800       22500
Hanson PLC                          COM             411352305      745  20000SH   SOLE   None    7700       12300
Harcourt General                    COM             41163G101     4696  80700SH   SOLE   None   30900       49800
HCC Ins Hldgs                       COM             404132102     4321 176358SH   SOLE   None   69000      107358
HomeFed/Leucadia                    COM             43739D208       17  17659SH   SOLE   None    6700       10959
Intl Flavor & Fragrn                COM             459506101     1000  39800SH   SOLE   None   15200       24600
LabOne                              COM             50540L105     5409 801275SH   SOLE   None  313700      487575
Lee Enterprises                     COM             523768109     2069  62700SH   SOLE   None   23800       38900
Leucadia Natl Corp                  COM             527288104      675  20800SH   SOLE   None    8000       12800
Loews Corp                          COM             540424108     2267  35180SH   SOLE   None   13500       21680
McCormick & Co                      COM             579780206      769  18300SH   SOLE   None    7200       11100
Media General                       COM             584404107      212   4600SH   SOLE   None    1700        2900
Natl Health Investors               COM             63633D104     3738 362943SH   SOLE   None  138900      224043
Natl Health Realty                  COM             635905102      413  32397SH   SOLE   None   12700       19697
Natl Healthcare Corp                COM             635906100      552  31197SH   SOLE   None   11800       19397
Ntl Hlth Invstrs Fltg Rt Due 1/1/06 CONV DEB        63633DAD6      586 465000PRN  SOLE   None  175000      290000
Natl Service Ind                    COM             637657107     1511  66958SH   SOLE   None   25600       41358
OPTi Inc                            COM             683960108      238  62540SH   SOLE   None   24500       38040
Philip Morris Cos                   COM             718154107    10329 203526SH   SOLE   None   77200      126326
Procter & Gamble                    COM             742718109      501   7850SH   SOLE   None    3000        4850
Ryerson Tull Inc                    COM             783755101     1161  86047SH   SOLE   None   33700       52347
Scripps E W Co Cl A                 COM             811039106     1569  22745SH   SOLE   None    8600       14145
Syntroleum Corp                     COM             871630109     5323 585643SH   SOLE   None  226600      359043
Tidewater Inc                       COM             886423102     2418  64131SH   SOLE   None   24500       39631
Tokio Marine/Fire                   COM             889090403      298   6400SH   SOLE   None    2500        3900
Trustmark Corp                      COM             898402102      213  10464SH   SOLE   None    4000        6464
TXU Corp                            COM             882848104      771  16000SH   SOLE   None    6100        9900
Tyco Int'l                          COM             902124106     1612  29575SH   SOLE   None   11600       17975
UnumProvident                       COM             91529Y106      501  15600SH   SOLE   None    5900        9700
Vulcan Materials                    COM             929160109     1000  18600SH   SOLE   None    7200       11400
Wal-Mart Stores                     COM             931142103      620  12700SH   SOLE   None    4900        7800
Washington Post 'B'                 COM             939640108      499    869SH   SOLE   None     300         569
Wesco Financial                     COM             950817106     1044   3000SH   SOLE   None    1100        1900
White Mountain Insur                COM             964126106     2483   6600SH   SOLE   None    2500        4100
